Income Tax: (Details Text) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Details Textabstract [Abstract]
Income tax rate	21.00%	35.00%
Income tax expense recorded by the Company	$ (10.0)	$ 35.1